Business combinations (Tables)	12 Months Ended
Jun. 30, 2022
Business Combinations1 [Abstract]
Schedule of business combinations	The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	5,400
Equity consideration	1,505
Fair value of deferred consideration	1,225
Fair value of contingent consideration	6,901
Total consideration transferred	15,031
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Intangible assets	9
Intangible assets - Client relationships	1,240
Property, plant and equipment	12
Cash and cash equivalents	576
Trade and other receivables	930
Corporation tax receivable	115
Trade and other payables	(335)
Deferred tax liability	(296)
Fair value of net assets acquired	2,251
The following table summarises the acquisition date fair values for each major class of consideration transferred:

£’000
Initial cash consideration	39,364
Cash in Escrow	2,219
Fair value of deferred consideration	1,744
Fair value of contingent consideration	2,902
Total consideration transferred	46,229
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Intangible assets - Client relationships	14,710	(1,939)	12,771
Intangible assets	157	(157)	—
Property, plant and equipment	798	—	798
Right of use asset	1,948	—	1,948
Trade and other receivables	5,928	—	5,928
Cash and cash equivalents	5,707	—	5,707
Trade and other payables	(5,093)	—	(5,093)
Lease liabilities	(2,983)	—	(2,983)
Fair value of net assets acquired	21,172	(2,096)	19,076
The following table summarises the acquisition date fair values for each major class of consideration transferred:

	Provisional £’000	Adjustments £'000	Final £'000
Initial cash consideration	16,062	49	16,111
Fair value of equity consideration	4,478	—	4,478
Fair value of deferred consideration	2,653	—	2,653
Fair value of contingent consideration	1,725	—	1,725
Total consideration transferred	24,918	49	24,967
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Intangible assets - Client relationships	8,253	428	8,681
Property, plant and equipment	310	—	310
Financial assets	33	—	33
Right of use asset	915	—	915
Trade and other receivables	2,250	—	2,250
Cash and cash equivalents	1,423	—	1,423
Trade and other payables	(1,235)	106	(1,129)
Corporation tax payable	(318)	—	(318)
Lease liabilities	(915)	—	(915)
Deferred tax liability	(1,730)	(114)	(1,844)
Fair value of net assets acquired	8,986	420	9,406
The following table summarises the acquisition date fair values of each major class of consideration transferred:

£’000
Initial cash consideration	48,639
Fair value of deferred consideration	5,003
Fair value of contingent consideration	186
Total consideration transferred	53,828
The Company's allocation of the total purchase consideration amongst the net assets acquired is as follows:

£’000
Intangible assets - Client relationships	18,108
Intangible assets - other	54
Property, plant and equipment	461
Right of use asset	2,049
Deferred tax asset	76
Financial asset	201
Trade and other receivables	13,179
Corporation tax receivable	111
Cash and cash equivalents	1,603
Trade and other payables	(9,115)
Lease liabilities	(2,049)
Corporation tax payable	(62)
Deferred tax liability	(3,533)
Other liabilities	(34)
Fair value of identifiable net assets	21,049

Schedule of goodwill arising from acquisition
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	15,031
Fair value of net assets acquired	(2,251)
Goodwill	12,780
Goodwill arising from the acquisition has been recognised as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Consideration transferred	46,229	—	46,229
Fair value of net assets acquired	(21,172)	2,096	(19,076)
Goodwill	25,057	2,096	27,153
Goodwill arising from the acquisition has been recognised as follows:

	Provisional £’000	Adjustments £'000	Final £'000
Consideration transferred	24,918	49	24,967
Fair value of net assets acquired	(8,986)	(420)	(9,406)
Goodwill	15,932	(371)	15,561
Goodwill arising from the acquisition has been recognised as follows:

£’000
Consideration transferred	53,828
Fair value of identifiable net assets	(21,049)
Goodwill	32,779

Schedule of business acquisition, pro-forma information	Revenue and Loss of BAC from the BAC Acquisition Date to 30 June 2022:

£’000
Revenue	1,790
Loss	112

Management’s estimate of Revenue and Profit of BAC for the reporting period ended 30 June 2022 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	4,391
Profit	227
Revenue and Profit of Levvel from the Levvel Acquisition Date to 30 June 2021:

£’000
Revenue	11,639
Profit	1,192
Management’s estimate of Revenue and Profit of Levvel for the reporting period ended 30 June 2021 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	39,467
Profit	4,715
Revenue and Profit of Five from the Five Acquisition Date to 30 June 2021:

£’000
Revenue	4,827
Profit	171
Management’s estimate of Revenue and Profit of Five for the reporting period ended 30 June 2021 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	13,419
Profit	1,910
Revenue and Profit of CDS from the CDS Acquisition Date to 30 June 2021:

£’000
Revenue	27,227
Profit	2,128
Management’s estimate of Revenue and Profit of CDS for the reporting period ended 30 June 2021 (had the acquisition occurred at the beginning of the reporting period):

£’000
Revenue	30,852
Profit	2,507

Schedule of acquisition related costs
Acquisition Related Costs:

£’000
Legal and professional fees	292
Stamp duty	87
Total	379
Acquisition related costs:

£’000
Legal and professional fees	1,074
Acquisition related costs:

£’000
Legal and professional fees	716
Acquisition Related Costs:

£’000
Legal and professional fees	1,550